SHARE CAPITAL - Disclosure of detailed information about outstanding stock options (Details)	12 Months Ended
	Sep. 30, 2025 $ / shares	Sep. 30, 2025 Share	Sep. 30, 2025 shares	Sep. 30, 2024 Share $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 10.03			$ 9.89
Quantity outstanding (in shares)		2,301,674	2,301,674	2,691,336
Weighted Average Remaining Contractual Life (years)	5 years 6 months
Quantity exercisable (in shares) | shares			2,301,674
Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Contractual Life (years)	3 years
$1.20 - $3.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity outstanding (in shares) | shares			61,828
Weighted Average Remaining Contractual Life (years)	3 years 7 months 6 days
Quantity exercisable (in shares) | shares			61,828
$1.20 - $3.00 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 1.20
$1.20 - $3.00 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 3.00
$3.01 - $5.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity outstanding (in shares) | shares			212,087
Weighted Average Remaining Contractual Life (years)	6 years 6 months
Quantity exercisable (in shares) | shares			212,087
$3.01 - $5.00 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 3.01
$3.01 - $5.00 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 5.00
$5.01 - $10.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity outstanding (in shares) | shares			1,234,667
Weighted Average Remaining Contractual Life (years)	6 years 6 months
Quantity exercisable (in shares) | shares			1,234,667
$5.01 - $10.00 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 5.01
$5.01 - $10.00 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 10.00
$10.01 - $20.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity outstanding (in shares) | shares			598,542
Weighted Average Remaining Contractual Life (years)	3 years 10 months 24 days
Quantity exercisable (in shares) | shares			598,542
$10.01 - $20.00 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 10.01
$10.01 - $20.00 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 20.00
$20.01 - $30.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity outstanding (in shares) | shares			90,800
Weighted Average Remaining Contractual Life (years)	3 years 1 month 6 days
Quantity exercisable (in shares) | shares			90,800
$20.01 - $30.00 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 20.01
$20.01 - $30.00 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 30.00
$30.01 - $45.08
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity outstanding (in shares) | shares			103,750
Weighted Average Remaining Contractual Life (years)	3 years 7 months 6 days
Quantity exercisable (in shares) | shares			103,750
$30.01 - $45.08 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 30.01
$30.01 - $45.08 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price (in CAD per share) | $ / shares	$ 45.08